SEGMENTED INFORMATION - Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating segments
Goodwill	$ 407,792	$ 407,792
Canadian Malartic joint operation
Operating segments
Goodwill	347,792
Exploration
Operating segments
Goodwill	60,000
Gross carrying amount
Operating segments
Goodwill	657,792
Gross carrying amount | Canadian Malartic joint operation
Operating segments
Goodwill	597,792
Gross carrying amount | Exploration
Operating segments
Goodwill	60,000
Accumulated impairment
Operating segments
Goodwill	(250,000)
Accumulated impairment | Canadian Malartic joint operation
Operating segments
Goodwill	$ (250,000)